UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

      /s/ Hugh Steven Wilson       Santa Monica, California      May 15, 2008
      --------------------------   --------------------------  -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: $776,843
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                               FORM 13F INFORMATION TABLE

                                                           VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT     PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
           --------------     --------------   -----      --------   -------     ---  ----  ---------- --------  ----   ------  ----
ADVANCED MEDICAL OPTICS INC   NOTE 2.500% 7/1  00763MAG3    34,127    37,500,000 PR         SOLE               37,500,000
ALABAMA AIRCRAFT IND INC      COM              01023E100     1,815       621,445 SH         SOLE                  621,445
AMERICREDIT CORP              NOTE 1.750%11/1  03060RAM3    21,118    23,000,000 PR         SOLE               23,000,000
BOOKHAM INC                   COM              09856E105     4,851     3,540,596 SH         SOLE                3,540,596
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0  207142AH3    43,130    62,300,000 PR         SOLE               62,300,000
CONSECO INC                   DBCV 3.500% 9/3  208464BH9    51,590    62,787,000 PR         SOLE               62,787,000
COUNTRYWIDE FINANCIAL CORP    DBCV 4/1         222372AN4     3,540     4,000,000 PR         SOLE                4,000,000
CREDENCE SYS CORP             NOTE 3.500% 5/1  225302AG3     4,609     5,400,000 PR         SOLE                5,400,000
FINISAR                       NOTE 5.250%10/1  31787AAC5    38,887    39,935,000 PR         SOLE               39,935,000
FLEETWOOD ENTERPRISES INC     SDCV 5.000%12/1  339099AD5     3,764     4,080,000 PR         SOLE                4,080,000
FLEETWOOD ENTERPRISES INC     COM              339099103     9,412     2,046,038 SH         SOLE                2,046,038
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    14,381    15,000,000 PR         SOLE               15,000,000
HUNTSMAN CORP                 COM              447011107    20,432       867,600 SH         SOLE                  867,600
IVAX CORP                     NOTE 4.500% 5/1  465823AG7    27,315    26,391,000 PR         SOLE               26,391,000
LEVEL 3 COMMUNICATIONS INC    NOTE 6.000% 9/1  52729NAG5    20,915    23,500,000 PR         SOLE               23,500,000
MIDWAY GAMES INC              NOTE 6.000% 9/3  598148AB0    18,370    22,000,000 PR         SOLE               22,000,000
NABORS INDS INC               NOTE 0.940% 5/1  629568AP1    45,170    44,252,000 PR         SOLE               44,252,000
NAVTEQ CORP                   COM              63936L100    43,683       642,400 SH         SOLE                  642,400
NEKTAR THERAPEUTICS           NOTE 3.250% 9/2  640268AH1    22,993    30,337,000 PR         SOLE               30,337,000
NOVARTIS A G                  SPONSORED ADR    66987V109    16,844       328,800 SH   CALL  SOLE                  328,800
ON SEMICONDUCTOR CORP         NOTE 4/1         682189AE5    36,296    40,000,000 PR         SOLE               40,000,000
ONLINE RES CORP               COM              68273G101    17,816     1,852,000 SH         SOLE                1,852,000
OWENS CORNING NEW             COM              690742101    72,351     3,990,684 SH         SOLE                3,990,684
PRIDE INTL INC DEL            NOTE 3.250% 5/0  74153QAD4    32,787    24,000,000 PR         SOLE               24,000,000
QUANTUM CORP                  NOTE 4.375% 8/0  747906AE5    43,495    50,720,000 PR         SOLE               50,720,000
REALNETWORKS INC              NOTE 7/0         75605LAB0    23,843    24,235,000 PR         SOLE               24,235,000
RED HAT INC                   DBCV 0.500% 1/1  756577AB8     4,933     5,000,000 PR         SOLE                5,000,000
SFBC INTL INC                 NOTE 2.250% 8/1  784121AB1     9,517    10,000,000 PR         SOLE               10,000,000
STAGE STORES INC              COM NEW          85254C305    55,294     3,413,200 SH         SOLE                3,413,200
TEVA PHARMACEUTICAL FIN II L  DBCV 0.250% 2/0  88164RAB3    10,527     7,750,000 PR         SOLE                7,750,000
VALEANT PHARMACEUTICALS INTL  NOTE 3.000% 8/1  91911XAB0    23,038    25,100,000 PR         SOLE               25,100,000

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